Statements of Changes in Shareholders’ Deficit (Parentheticals)	12 Months Ended
Dec. 31, 2021 shares
Statement of Stockholders' Equity [Abstract]
Sale of private placement units	270,000
Sale of private placement units through over-allotment	22,500